Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable, net - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable, net [Abstract]
Accounts receivable	¥ 418,266	¥ 413,580
Allowance for doubtful accounts	(27,934)	(28,821)
Accounts receivable, net	¥ 390,332	¥ 384,759